SEWARD & KISSEL LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

February 23, 2024

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	AB Active ETFs, Inc. (the “Fund”)
File No. 333-276359

Attached herewith please find Pre-Effective Amendment No. 3 (the “Amendment”) to the Fund’s Registration Statement on Form N-14 (the “Registration Statement”), which was filed with the Securities and Exchange Commission (“SEC”) on January 3, 2024, as amended by Pre-Effective Amendment No. 2 filed on February 15, 2024, in connection with (i) the proposed acquisition by AB Short Duration High Yield ETF, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of AB Short Duration High Yield Portfolio, a series of AB Bond Fund, Inc; (ii) the proposed acquisition by AB Short Duration Income ETF, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of AB Short Duration Income Portfolio, a series of AB Bond Fund, Inc; and (iii) the proposed acquisition by AB International Low Volatility Equity ETF, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of AB International Low Volatility Equity Portfolio, a series of AB Cap Fund, Inc. The Amendment incorporates changes made to the Registration Statement in response to comments received from the staff of the SEC on February 16, 2024.

If you have any questions regarding the filing, you can contact Paul M. Miller, Alexandra K. Alberstadt or the undersigned at 202-737-8833.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise

cc:	Paul M. Miller

Alexandra K. Alberstadt